Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Options Granted Assumptions
c.	The fair value of the options granted under the 2021 ESOP during the three-month period ended March 31, 2021, was estimated as of the date of each grant using the Black-Scholes-Merton (“B&S”) OPM with the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	86 - 88
Risk-free interest rate (%)	0.42 - 0.84
Expected life (in years)	5 - 7.37

Schedule of Share-based Compensation Expenses
d.	The following table shows the total share-based compensation expenses, by departments, included in the interim condensed statements of operation:

	Three Months Ended March 31,
	2021	2020

Cost of revenues	$16	$	*) -
Research and development	96		*) -
Sales and marketing	144		*) -
General and administrative	1,262		6

	$1,518		$6

*) Amount less than $1.

Schedule of Options Granted
e.	A summary of the Company’s Ordinary share options activity under the 2021 ESOP for the three-month period ended March 31, 2021, is as follows:

	Number of options	WAEP

Options outstanding at beginning of the year (Note 6a)	*)45,500	$40.00
Options granted (Notes 6a and 6b)	86,392	40.00
Total options outstanding at end of the period	131,892	40.00

Options exercisable at the end of the period	105,094	$40.00

*) Following the disclosed above in Note 6a, as of March 31, 2020 (unaudited) and December 31, 2020, 45,500 Old Options were outstanding under the 2015 ESOP with a weighted average exercise price (“WAEP”) of $33.46 (out of which 33,000 Old Options were exercisable with a WAEP of $30.98). During the three months ended March 31, 2020 and the year ended December 31, 2020, no options were granted under the 2015 ESOP and 1,250 Old Options forfeited and expired

Below is data of options granted to employees:

	Year Ended December 31,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of the year	46,750	$33.64	31,750	$30.63
Options granted	-	-	15,000	40.00
Options expired and forfeited	(1,250)	40.00	-	-

Total options outstanding at end of the year	45,500	33.46	46,750	33.64

Options exercisable at the end of the year	33,000	$30.98	29,125	$29.79